Reportable Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reportable segment information
Total net sales and intersegment transfers	$ 11,339,000	$ 11,130,000	$ 10,186,000
Segment profit	1,963,000	1,695,000	1,442,000
Interest expense	(62,000)	(64,000)	(63,000)
Administrative expenses and other	(352,000)	(373,000)	(293,000)
Income before income taxes	1,548,966	1,258,226	1,085,958
Identifiable assets	5,791,855	5,706,052	6,382,507
Capital expenditures	234,340	200,545	166,680
Depreciation	170,323	169,087	158,763
Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers	7,209,000	6,852,000	6,002,000
Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers	1,578,000	1,421,000	1,342,000
Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers	1,916,000	2,081,000	2,005,000
Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers	631,000	771,000	832,000
Corporate, Non-Segment [Member]
Reportable segment information
Total net sales and intersegment transfers	5,000	5,000	5,000
Intersegment Eliminations [Member]
Reportable segment information
Total net sales and intersegment transfers	(2,781,000)	(2,793,000)	(2,457,000)
Intersegment Eliminations [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers	2,736,000	2,745,000	2,409,000
Intersegment Eliminations [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers	5,000	8,000	9,000
Intersegment Eliminations [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers	40,000	40,000	39,000
Operating Segments [Member] | Paint Stores Group [Member]
Reportable segment information
Total net sales and intersegment transfers	7,209,000	6,852,000	6,002,000
Segment profit	1,434,000	1,201,000	991,000
Income before income taxes	$ 1,434,000	$ 1,201,000	$ 991,000
Reportable segment margins	19.90%	17.50%	16.50%
Identifiable assets	$ 1,685,000	$ 1,602,000	$ 1,668,000
Capital expenditures	119,000	87,000	73,000
Depreciation	64,000	58,000	55,000
Operating Segments [Member] | Consumer Group [Member]
Reportable segment information
Total net sales and intersegment transfers	4,314,000	4,166,000	3,751,000
Segment profit	309,000	253,000	242,000
Income before income taxes	$ 309,000	$ 253,000	$ 242,000
Reportable segment margins	7.20%	6.10%	6.50%
Identifiable assets	$ 1,925,000	$ 1,883,000	$ 1,762,000
Capital expenditures	61,000	45,000	40,000
Depreciation	47,000	48,000	45,000
Operating Segments [Member] | Global Finishes Group [Member]
Reportable segment information
Total net sales and intersegment transfers	1,921,000	2,089,000	2,014,000
Segment profit	202,000	201,000	170,000
Income before income taxes	$ 202,000	$ 201,000	$ 170,000
Reportable segment margins	10.50%	9.60%	8.40%
Identifiable assets	$ 814,000	$ 874,000	$ 964,000
Capital expenditures	21,000	16,000	15,000
Depreciation	25,000	28,000	29,000
Operating Segments [Member] | Latin America Coatings Group [Member]
Reportable segment information
Total net sales and intersegment transfers	671,000	811,000	871,000
Segment profit	18,000	40,000	39,000
Income before income taxes	$ 18,000	$ 40,000	$ 39,000
Reportable segment margins	2.70%	4.90%	4.50%
Identifiable assets	$ 352,000	$ 427,000	$ 485,000
Capital expenditures	14,000	8,000	7,000
Depreciation	8,000	9,000	10,000
Segment Reconciling Items [Member]
Reportable segment information
Interest expense	(62,000)	(64,000)	(63,000)
Administrative expenses and other	(352,000)	(373,000)	(293,000)
Income before income taxes	(414,000)	(437,000)	(356,000)
Identifiable assets	1,016,000	920,000	1,504,000
Capital expenditures	19,000	45,000	32,000
Depreciation	26,000	26,000	20,000
Administrative and Intersegment Transfers [Member]
Reportable segment information
Total net sales and intersegment transfers	$ (2,776,000)	$ (2,788,000)	$ (2,452,000)